Employee stock incentive plans (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2022 INR (₨) Number mo ₨ / shares	Mar. 31, 2022 INR (₨) Number mo ₨ / shares	Mar. 31, 2022 INR (₨) Number mo ₨ / shares	Mar. 31, 2022 INR (₨) Number a mo ₨ / shares	Mar. 31, 2022 INR (₨) Number mo ₨ / shares $ / shares	Mar. 31, 2022 INR (₨) Number mo ₨ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares $ / shares	Mar. 31, 2021 INR (₨) Number a mo ₨ / shares	Mar. 31, 2021 $ / shares
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number			217,253						232,837
Shares arising out of options, Granted during the year | Number			106,870						92,092
Shares arising out of options, Expired/forfeited during the year | Number			(30,322)						(35,646)
Shares arising out of options, Exercised during the year | Number			(86,626)						(72,030)
Shares arising out of options, Outstanding at the end of the year | Number			207,175						217,253
Shares arising out of options, Exercisable at the end of the year | Number	21,235	21,235	21,235	21,235	21,235	21,235	46,130	46,130	46,130	46,130	46,130	46,130
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5						₨ 5
Ranges of exercise prices, Granted during the year	5						5
Ranges of exercise prices, Expired/forfeited during the year	5						5
Ranges of exercise prices, Exercised during the year	5						5
Ranges of exercise prices, Outstanding at the end of the year	5						5
Ranges of exercise prices, Exercisable at the end of the year	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares		₨ 5						₨ 5
Weighted average exercise price, Granted during the year | ₨ / shares		5						5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares		5						5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5
Weighted average remaining useful life, Outstanding at the beginning of the year | mo						69						69
Weighted average remaining useful life, Granted during the year | mo						91						93
Weighted average remaining useful life, Outstanding at the end of the year | mo						74						69
Weighted average remaining useful life, Exercisable at the end of the year | mo	43	43	43	43	43	43	44	44	44	44	44	44
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year			141,999	141,999					151,583
Shares arising out of options, Granted during the year | Number			55,884						52,316
Shares arising out of options, Expired/forfeited during the year | Number			(18,996)						(19,933)
Shares arising out of options, Exercised during the year | Number			(31,872)						(41,967)
Shares arising out of options, Outstanding at the end of the year			147,015						141,999	141,999
Shares arising out of options, Exercisable at the end of the year	27,929	27,929	27,929	27,929	27,929	27,929	15,393	15,393	15,393	15,393	15,393	15,393
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5						₨ 5
Ranges of exercise prices, Granted during the year	5						5
Ranges of exercise prices, Expired/forfeited during the year	5						5
Ranges of exercise prices, Exercised during the year	5						5
Ranges of exercise prices, Outstanding at the end of the year	5						5
Ranges of exercise prices, Exercisable at the end of the year	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5,000,000	₨ 5,000,000	₨ 5,000,000	₨ 5,000,000	₨ 5,000,000	₨ 5,000,000
Weighted average exercise price, Outstanding at the beginning of the year | (per share)		₨ 5			₨ 5			₨ 5
Weighted average exercise price, Granted during the year | ₨ / shares		5						5
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares		5						5
Weighted average exercise price, Exercised during the year | ₨ / shares		5						5
Weighted average exercise price, Outstanding at the end of the year | (per share)		5						₨ 5			₨ 5
Weighted average exercise price, Exercisable at the end of the year | (per share)	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5	₨ 5							$ 5
Weighted average remaining useful life, Outstanding at the beginning of the year				71		71						73
Weighted average remaining useful life, Granted during the year | mo						90						89
Weighted average remaining useful life, Outstanding at the end of the year						68				71		71
Weighted average remaining useful life, Exercisable at the end of the year	40	40	40	40	40	40	41	41	41	41	41	41